BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Other current financial liabilities	$ 348,905	$ 1,082,525
Current lease liabilities	55,851	47,242
Trade and other current payables	745,971	760,455
Accounts payable to related companies	10,563	6,958
Other short-term provisions	1,837	3,905
Current tax liabilities	27,565	13,318
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	165,589	50,148
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,362,950	1,972,414
Liabilities included in disposal groups classified as held for sale	0	99,328
Total current liabilities	1,362,950	2,071,742
Other non-current financial liabilities	5,721,712	5,521,568
Non-current lease liabilities	672,139	512,140
Other non-current payables	35,310	50,577
Non-current accounts payable to related companies	26,207	22,981
Other long-term provisions	33,121	28,651
Deferred tax liabilities	1,469,512	1,543,624	$ 1,785,915
Non-current provisions for employee benefits	77,634	86,462
Other non-current non-financial liabilities	37,012	63,590
Total non-current liabilities	8,072,647	7,829,593
Total liabilities	9,435,597	9,901,335	$ 8,920,124
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	191,900	935,282
Current lease liabilities	13,273	11,215
Trade and other current payables	188,747	150,867
Accounts payable to related companies	426	0
Other short-term provisions	490	2,542
Current tax liabilities	3,086	13,313
Current provisions for employee benefits	0	0
Other current non-financial liabilities	125,483	9,095
Current liabilities other than liabilities included in disposal groups classified as held for sale	523,405	1,122,314
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	523,405	1,122,314
Other non-current financial liabilities	3,534,436	3,453,766
Non-current lease liabilities	120,661	114,984
Other non-current payables	23,942	22,814
Non-current accounts payable to related companies	26,207	22,981
Other long-term provisions	0	0
Deferred tax liabilities	1,443,086	1,506,687
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	5,148,332	5,121,232
Total liabilities	5,671,737	6,243,546
Euro [Member]
Statement [Line Items]
Other current financial liabilities	67,987	72,415
Current lease liabilities	113	95
Trade and other current payables	21,414	18,933
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	12,092	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	94	61
Current liabilities other than liabilities included in disposal groups classified as held for sale	101,700	91,504
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	101,700	91,504
Other non-current financial liabilities	255,430	342,013
Non-current lease liabilities	295	55
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	255,725	342,068
Total liabilities	357,425	433,572
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	36,538	19,143
Current lease liabilities	13,435	17,487
Trade and other current payables	78,396	88,484
Accounts payable to related companies	3,007	0
Other short-term provisions	0	0
Current tax liabilities	1,184	5
Current provisions for employee benefits	0	0
Other current non-financial liabilities	21,938	25,086
Current liabilities other than liabilities included in disposal groups classified as held for sale	154,498	150,205
Liabilities included in disposal groups classified as held for sale	0	99,328
Total current liabilities	154,498	249,533
Other non-current financial liabilities	164,899	186,687
Non-current lease liabilities	490,778	346,524
Other non-current payables	3,266	9,714
Non-current accounts payable to related companies	0	0
Other long-term provisions	6,785	3,299
Deferred tax liabilities	21,645	29,744
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	36,075	63,574
Total non-current liabilities	723,448	639,542
Total liabilities	877,946	889,075
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	496
Trade and other current payables	47,373	46,403
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	8,252	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,714	3,014
Current liabilities other than liabilities included in disposal groups classified as held for sale	62,339	49,913
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	62,339	49,913
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	26,294	25,352
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	64	6
Total non-current liabilities	26,358	25,358
Total liabilities	88,697	75,271
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	584	1,879
Trade and other current payables	24,199	18,336
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	2,951	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,999	7,827
Current liabilities other than liabilities included in disposal groups classified as held for sale	30,733	28,042
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	30,733	28,042
Other non-current financial liabilities	0	0
Non-current lease liabilities	523	1,661
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	4,781	7,193
Non-current provisions for employee benefits	1,211	1,209
Other non-current non-financial liabilities	0	0
Total non-current liabilities	6,515	10,063
Total liabilities	37,248	38,105
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	965	66
Trade and other current payables	16,411	14,609
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	9	1
Current liabilities other than liabilities included in disposal groups classified as held for sale	17,385	14,676
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	17,385	14,676
Other non-current financial liabilities	0	0
Non-current lease liabilities	49	130
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	49	130
Total liabilities	17,434	14,806
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	22,582	11,107
Trade and other current payables	331,286	381,289
Accounts payable to related companies	7,130	6,958
Other short-term provisions	111	18
Current tax liabilities	0	0
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	8,328	5,064
Current liabilities other than liabilities included in disposal groups classified as held for sale	376,106	412,299
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	376,106	412,299
Other non-current financial liabilities	0	0
Non-current lease liabilities	43,238	22,382
Other non-current payables	8,102	18,049
Non-current accounts payable to related companies	0	0
Other long-term provisions	42	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	76,423	85,253
Other non-current non-financial liabilities	873	10
Total non-current liabilities	128,678	125,694
Total liabilities	504,784	537,993
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	52,480	55,189
Current lease liabilities	4,899	5,393
Trade and other current payables	38,145	41,534
Accounts payable to related companies	0	0
Other short-term provisions	1,236	1,345
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	24	0
Current liabilities other than liabilities included in disposal groups classified as held for sale	96,784	103,461
Liabilities included in disposal groups classified as held for sale	0	0
Total current liabilities	96,784	103,461
Other non-current financial liabilities	1,766,947	1,539,102
Non-current lease liabilities	16,595	26,404
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	1,783,542	1,565,506
Total liabilities	$ 1,880,326	$ 1,668,967